Index 400 Stock Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2023 (unaudited)

Common Stocks (98.9%)	Shares/ Par +	Value $ (000’s)
Communication Services (2.0%)
Cable One, Inc.	2,604	1,828
Frontier Communications Parent, Inc. *	120,418	2,742
Iridium Communications, Inc.	67,860	4,203
John Wiley & Sons, Inc. - Class A	23,330	904
The New York Times Co. - Class A	88,918	3,457
Nexstar Media Group, Inc.	20,365	3,516
TEGNA, Inc.	120,492	2,038
TripAdvisor, Inc. *	56,509	1,122
World Wrestling Entertainment, Inc.- Class A	23,382	2,134
Ziff Davis, Inc. *	25,494	1,990

Total		23,934

Consumer Discretionary (15.0%)
Adient PLC *	51,492	2,109
Aramark	140,718	5,038
Autoliv, Inc.	41,889	3,911
AutoNation, Inc. *	18,474	2,482
Boyd Gaming Corp.	42,848	2,747
Brunswick Corp.	39,163	3,211
Callaway Golf Co. *	74,882	1,619
Capri Holdings, Ltd. *	67,900	3,191
Carter’s, Inc.	20,610	1,482
Choice Hotels International, Inc.	14,971	1,755
Churchill Downs, Inc.	17,779	4,570
Columbia Sportswear Co.	19,123	1,726
Crocs, Inc. *	33,350	4,217
Dana Holding Corp.	69,272	1,043
Deckers Outdoor Corp. *	14,237	6,400
Dick’s Sporting Goods, Inc.	32,321	4,586
Five Below, Inc. *	29,983	6,176
Foot Locker, Inc.	42,842	1,700
Fox Factory Holding Corp. *	22,826	2,770
GameStop Corp. - Class A *	136,541	3,143
The Gap, Inc.	114,343	1,148
Gentex Corp.	126,678	3,551
The Goodyear Tire & Rubber Co. *	152,756	1,683
Graham Holdings Co. - Class B	2,073	1,235
Grand Canyon Education, Inc. *	16,567	1,887

Common Stocks (98.9%)	Shares/ Par +	Value $ (000’s)
Consumer Discretionary continued
H&R Block, Inc.	82,249	2,899
Harley-Davidson, Inc.	71,840	2,728
Helen of Troy, Ltd. *	12,959	1,233
Hilton Grand Vacations, Inc. *	42,881	1,905
KB Home	44,090	1,772
Kohl’s Corp.	59,672	1,405
Lear Corp.	31,931	4,454
Leggett & Platt, Inc.	71,614	2,283
Lithia Motors, Inc. - Class A	14,766	3,380
Macy’s, Inc.	146,428	2,561
Marriott Vacations Worldwide Corp.	20,698	2,791
Mattel, Inc. *	191,423	3,524
Murphy USA, Inc.	10,807	2,789
Nordstrom, Inc.	60,645	987
Ollie’s Bargain Outlet Holdings, Inc. *	31,264	1,812
Papa John’s International, Inc.	17,324	1,298
Penn National Gaming, Inc. *	83,790	2,485
Polaris, Inc.	29,426	3,255
PVH Corp.	34,229	3,052
RH *	10,090	2,457
Scientific Games Corp. - Class A *	50,599	3,039
Service Corp. International	83,075	5,714
Skechers USA, Inc. - Class A *	72,491	3,445
Taylor Morrison Home Corp. *	58,525	2,239
Tempur Sealy International, Inc.	92,039	3,635
Texas Roadhouse, Inc.	36,149	3,906
Thor Industries, Inc.	28,907	2,302
Toll Brothers, Inc.	55,540	3,334
TopBuild Corp. *	17,269	3,594
Travel + Leisure Co.	43,901	1,721
Under Armour, Inc. - Class A *	101,501	963
Under Armour, Inc. - Class C *	102,875	878
Victoria’s Secret & Co. *	43,657	1,491
Visteon Corp. *	15,197	2,383
The Wendy’s Co.	92,072	2,005
Williams-Sonoma, Inc.	35,953	4,374
Wingstop, Inc.	16,159	2,967
Wyndham Hotels & Resorts, Inc.	47,706	3,237

Common Stocks (98.9%)	Shares/ Par +	Value $ (000’s)
Consumer Discretionary continued
YETI Holdings, Inc. *	46,586	1,864

Total		175,541

Consumer Staples (4.3%)
BellRing Brands, Inc. *	72,147	2,453
BJ’s Wholesale Club Holdings, Inc. *	72,610	5,523
The Boston Beer Co., Inc. - Class A *	5,092	1,674
Casey’s General Stores, Inc.	20,124	4,356
Celsius Holdings, Inc. *	21,821	2,028
Coca-Cola Consolidated, Inc.	2,486	1,330
Coty, Inc. - Class A *	198,018	2,388
Darling Ingredients, Inc. *	86,566	5,055
Energizer Holdings, Inc.	35,873	1,245
Flowers Foods, Inc.	103,762	2,844
Grocery Outlet Holding Corp. *	47,813	1,351
Ingredion, Inc.	35,481	3,610
Lancaster Colony Corp.	10,722	2,175
Performance Food Group Co. *	84,335	5,089
Pilgrim’s Pride Corp. *	24,249	562
Post Holdings, Inc. *	28,962	2,603
Sprouts Farmers Market, Inc. *	57,173	2,003
US Foods Holding Corp. *	110,536	4,083

Total		50,372

Energy (3.8%)
Antero Midstream Corp.	180,910	1,898
Antero Resources Corp. *	149,142	3,444
ChampionX Corp.	107,289	2,911
CNX Resources Corp. *	91,884	1,472
DT Midstream, Inc.	52,258	2,580
Equitrans Midstream Corp.	233,751	1,351
HF Sinclair Corp.	72,646	3,515
Matador Resources Co.	60,632	2,889
Murphy Oil Corp.	78,926	2,919
NOV, Inc.	212,165	3,927
Oasis Petroleum, Inc.	22,471	3,024
PBF Energy, Inc.	61,733	2,677
PDC Energy, Inc.	49,769	3,194
Range Resources Corp.	130,512	3,455

Index 400 Stock Portfolio

Common Stocks (98.9%)	Shares/ Par +	Value $ (000’s)
Energy continued
Southwestern Energy Co. *	596,068	2,980
Valaris, Ltd. *	32,485	2,113

Total		44,349

Financials (14.2%)
Affiliated Managers Group, Inc.	20,348	2,898
American Financial Group, Inc.	37,735	4,585
Annaly Capital Management, Inc.	252,936	4,833
Associated Banc-Corp.	81,224	1,460
Bank of Hawaii Corp.	21,519	1,121
Bank OZK	59,498	2,035
Brighthouse Financial, Inc. *	36,881	1,627
Cadence Bank	98,546	2,046
Cathay General Bancorp	39,300	1,357
CNO Financial Group, Inc.	61,760	1,370
Columbia Banking System, Inc.	112,336	2,406
Commerce Bancshares, Inc.	61,448	3,585
Cullen/Frost Bankers, Inc.	34,764	3,662
East West Bancorp, Inc.	76,133	4,225
Essent Group, Ltd.	58,168	2,330
Euronet Worldwide, Inc. *	25,450	2,848
Evercore, Inc. - Class A	19,301	2,227
F.N.B. Corp.	194,719	2,259
Federated Hermes, Inc.	45,611	1,831
First American Financial Corp.	55,924	3,113
First Financial Bankshares, Inc.	70,114	2,237
First Horizon Corp.	289,836	5,153
FirstCash Holdings, Inc.	20,254	1,931
Fulton Financial Corp.	90,523	1,251
Glacier Bancorp, Inc.	59,837	2,514
Hancock Whitney Corp.	46,294	1,685
The Hanover Insurance Group, Inc.	19,228	2,471
Home BancShares, Inc.	102,200	2,219
Interactive Brokers Group, Inc. - Class A	55,564	4,587
International Bancshares Corp.	28,520	1,221
Janus Henderson Group PLC	71,578	1,907
Jefferies Financial Group, Inc.	97,727	3,102
Kemper Corp.	34,545	1,888

Common Stocks (98.9%)	Shares/ Par +	Value $ (000’s)
Financials continued
Kinsale Capital Group, Inc.	11,718	3,517
MGIC Investment Corp.	158,503	2,127
Navient Corp.	54,766	876
New York Community Bancorp, Inc.	367,945	3,326
Old National Bancorp	158,214	2,281
Old Republic International Corp.	148,981	3,720
PacWest Bancorp	63,000	613
Pinnacle Financial Partners, Inc.	41,326	2,279
Primerica, Inc.	19,930	3,433
Prosperity Bancshares, Inc.	49,327	3,034
Reinsurance Group of America, Inc.	36,012	4,781
RenaissanceRe Holdings, Ltd.	23,614	4,731
RLI Corp.	21,858	2,905
SEI Investments Co.	55,081	3,170
Selective Insurance Group, Inc.	32,590	3,107
SLM Corp.	130,014	1,611
South State Corp.	40,888	2,914
Starwood Property Trust, Inc.	167,200	2,958
Stifel Financial Corp.	56,902	3,362
Synovus Financial Corp.	78,588	2,423
Texas Capital Bancshares, Inc. *	26,055	1,276
UMB Financial Corp.	23,494	1,356
United Bankshares, Inc.	72,528	2,553
Unum Group	101,004	3,996
Valley National Bancorp	227,027	2,098
Voya Financial, Inc.	52,392	3,744
Webster Financial Corp.	93,989	3,705
WEX, Inc. *	23,547	4,330
Wintrust Financial Corp.	32,827	2,395

Total		166,605

Health Care (9.3%)
Acadia Healthcare Co., Inc. *	49,135	3,550
Amedisys, Inc. *	17,548	1,291
Arrowhead Pharmaceuticals, Inc. *	58,500	1,486
Azenta, Inc. *	37,325	1,666
Bruker Corp.	54,024	4,259
Chemed Corp.	8,031	4,319
Encompass Health Corp.	53,890	2,916
Enovis Corp. *	25,745	1,377

Common Stocks (98.9%)	Shares/ Par +	Value $ (000’s)
Health Care continued
Envista Holdings Corp. *	88,155	3,604
Exelixis, Inc. *	175,048	3,398
Globus Medical, Inc. - Class A *	42,025	2,380
Haemonetics Corp. *	27,251	2,255
Halozyme Therapeutics, Inc. *	73,034	2,789
HealthEquity, Inc. *	45,718	2,684
ICU Medical, Inc. *	10,883	1,795
Inari Medical, Inc. *	26,083	1,610
Integra LifeSciences Holdings Corp. *	39,259	2,254
Jazz Pharmaceuticals PLC *	34,008	4,976
Lantheus Holdings, Inc. *	37,178	3,069
LivaNova PLC *	28,821	1,256
Masimo Corp. *	26,121	4,820
Medpace Holdings, Inc. *	13,606	2,559
Neogen Corp. *	116,758	2,162
Neurocrine Biosciences, Inc. *	52,169	5,281
Omnicell, Inc. *	24,117	1,415
Option Care Health, Inc. *	90,382	2,871
Patterson Cos., Inc.	46,603	1,248
Penumbra, Inc. *	20,514	5,717
Perrigo Co. PLC	72,719	2,608
Progyny, Inc. *	40,634	1,305
QuidelOrtho Corp. *	28,896	2,574
R1 RCM, Inc. *	74,541	1,118
Repligen Corp. *	27,891	4,696
Shockwave Medical, Inc. *	19,521	4,233
Sotera Health Co. *	53,124	952
STAAR Surgical Co. *	26,038	1,665
Syneos Health, Inc. *	55,581	1,980
Tenet Healthcare Corp. *	58,398	3,470
United Therapeutics Corp. *	24,617	5,513

Total		109,121

Industrials (21.6%)
Acuity Brands, Inc.	17,311	3,163
Advanced Drainage Systems, Inc.	33,784	2,845
AECOM	75,049	6,328
AGCO Corp.	33,442	4,521
ASGN, Inc. *	26,955	2,228
Avis Budget Group, Inc. *	13,438	2,618
Axon Enterprise, Inc. *	36,516	8,211
The Brink’s Co.	25,090	1,676
Builders FirstSource, Inc. *	79,493	7,057
CACI International, Inc. - Class A *	12,698	3,762

Index 400 Stock Portfolio

Common Stocks (98.9%)	Shares/ Par +	Value $ (000’s)
Industrials continued
Carlisle Cos., Inc.	27,933	6,315
Chart Industries, Inc. *	22,986	2,882
Clean Harbors, Inc. *	27,164	3,873
Concentrix Corp.	23,058	2,803
Crane Holdings Co.	25,775	2,925
Curtiss-Wright Corp.	20,691	3,647
Donaldson Co., Inc.	65,721	4,294
EMCOR Group, Inc.	25,739	4,185
EnerSys	22,064	1,917
ESAB Corp.	27,906	1,648
ExlService Holdings, Inc. *	17,860	2,890
Exponent, Inc.	27,400	2,732
Flowserve Corp.	70,590	2,400
Fluor Corp. *	76,745	2,372
Fortune Brands Home & Security, Inc.	69,268	4,068
FTI Consulting, Inc. *	18,593	3,669
GATX Corp.	19,012	2,092
Genpact, Ltd.	90,900	4,201
Graco, Inc.	91,025	6,646
GXO Logistics, Inc. *	64,081	3,234
Hertz Global Holdings, Inc. *	87,072	1,418
Hexcel Corp.	45,524	3,107
Hubbell, Inc.	28,950	7,044
Insperity, Inc.	19,219	2,336
ITT, Inc.	44,668	3,855
JetBlue Airways Corp. *	174,921	1,273
KBR, Inc.	74,105	4,079
Kirby Corp. *	32,351	2,255
Knight-Swift Transportation Holdings, Inc.	86,796	4,911
Landstar System, Inc.	19,406	3,479
Lennox International, Inc.	17,434	4,381
Lincoln Electric Holdings, Inc.	31,185	5,273
ManpowerGroup, Inc.	27,308	2,254
MasTec, Inc. *	32,003	3,022
MAXIMUS, Inc.	32,826	2,583
MDU Resources Group, Inc.	109,835	3,348
Mercury Systems, Inc. *	31,384	1,604
The Middleby Corp. *	29,105	4,267
MSA Safety, Inc.	19,902	2,657
MSC Industrial Direct Co., Inc. - Class A	25,555	2,147
nVent Electric PLC	89,973	3,863
Oshkosh Corp.	35,321	2,938
Owens Corning, Inc.	50,477	4,836
Regal Rexnord Corp.	35,729	5,028
Ryder System, Inc.	27,142	2,422
Saia, Inc. *	14,293	3,889
Science Applications International Corp.	29,508	3,171

Common Stocks (98.9%)	Shares/ Par +	Value $ (000’s)
Industrials continued
Simpson Manufacturing Co., Inc.	23,008	2,523
Stericycle, Inc. *	49,795	2,172
SunPower Corp. *	46,337	641
Sunrun, Inc. *	115,100	2,319
Terex Corp.	36,458	1,764
Tetra Tech, Inc.	28,750	4,224
The Timken Co.	35,754	2,922
The Toro Co.	56,538	6,285
Trex Co., Inc. *	59,273	2,885
UFP Industries, Inc.	33,292	2,646
Univar Solutions, Inc. *	88,131	3,087
Valmont Industries, Inc.	11,522	3,679
Vicor Corp. *	12,075	567
Watsco, Inc.	17,965	5,716
Watts Water Technologies, Inc. - Class A	14,753	2,483
Werner Enterprises, Inc.	31,758	1,445
Woodward, Inc.	32,260	3,141
XPO Logistics, Inc. *	62,117	1,982

Total		253,123

Information Technology (10.4%)
ACI Worldwide, Inc. *	60,701	1,638
Allegro Microsystems, Inc. *	35,164	1,688
Amkor Technology, Inc.	54,245	1,412
Arrow Electronics, Inc. *	31,477	3,931
Aspen Technology, Inc. *	15,744	3,603
Avnet, Inc.	49,355	2,231
Belden, Inc.	23,121	2,006
Blackbaud, Inc. *	24,096	1,670
Calix, Inc. *	30,751	1,648
Ciena Corp. *	80,161	4,210
Cirrus Logic, Inc. *	29,843	3,264
Cognex Corp.	93,404	4,628
Coherent Corp. *	75,058	2,858
CommVault Systems, Inc. *	23,961	1,360
Dynatrace, Inc. *	117,102	4,953
Envestnet, Inc. *	29,891	1,754
IPG Photonics Corp. *	17,366	2,141
Jabil, Inc.	71,985	6,346
Kyndryl Holdings, Inc. *	110,593	1,632
Lattice Semiconductor Corp. *	74,025	7,069
Littelfuse, Inc.	13,371	3,585
Lumentum Holdings, Inc. *	36,979	1,997
MACOM Technology Solutions Holdings, Inc. *	27,957	1,981
Manhattan Associates, Inc. *	33,757	5,227
MKS Instruments, Inc.	30,891	2,738

Common Stocks (98.9%)	Shares/ Par +	Value $ (000’s)
Information Technology continued
National Instruments Corp.	70,523	3,696
NCR Corp. *	74,446	1,756
Novanta, Inc. *	19,277	3,067
Paylocity Holding Corp. *	22,293	4,431
Power Integrations, Inc.	30,776	2,605
Qualys, Inc. *	18,675	2,428
Silicon Laboratories, Inc. *	17,228	3,016
SiTime Corp. *	8,678	1,234
Super Micro Computer, Inc. *	25,166	2,681
Synaptics, Inc. *	21,278	2,365
TD SYNNEX Corp.	22,665	2,194
Teradata Corp. *	54,987	2,215
Universal Display Corp.	23,471	3,641
Vishay Intertechnology, Inc.	69,848	1,580
Vontier Corp.	85,337	2,333
The Western Union Co.	201,760	2,250
Wolfspeed, Inc. *	67,199	4,365
Xerox Holdings Corp.	60,796	936

Total		122,363

Materials (6.9%)
Alcoa Corp.	95,585	4,068
AptarGroup, Inc.	35,268	4,168
Ashland Global Holdings, Inc.	26,969	2,770
Avient Corp.	46,174	1,901
Axalta Coating Systems, Ltd. *	119,153	3,609
Cabot Corp.	30,421	2,331
The Chemours Co.	80,119	2,399
Cleveland-Cliffs, Inc. *	278,339	5,102
Commercial Metals Co.	63,277	3,094
Eagle Materials, Inc.	19,479	2,859
Greif, Inc. - Class A	13,747	871
Ingevity Corp. *	18,975	1,357
Louisiana-Pacific Corp.	38,731	2,100
MP Materials Corp. *	49,867	1,406
NewMarket Corp.	3,616	1,320
Olin Corp.	66,457	3,688
Reliance Steel & Aluminum Co.	31,702	8,139
Royal Gold, Inc.	35,456	4,599
RPM International, Inc.	69,723	6,083
The Scotts Miracle-Gro Co.	22,065	1,539
Sensient Technologies Corp.	22,704	1,738
Silgan Holdings, Inc.	45,209	2,426
Sonoco Products Co.	52,680	3,213
United States Steel Corp.	122,411	3,195
Valvoline, Inc.	92,869	3,245
Westlake Corp.	18,599	2,157

Index 400 Stock Portfolio

Common Stocks (98.9%)	Shares/ Par +	Value $ (000’s)
Materials continued
Worthington Industries, Inc.	16,329	1,056

Total		80,433

Real Estate (7.6%)
Agree Realty Corp.	47,841	3,282
Apartment Income REIT Corp.	80,336	2,877
Brixmor Property Group, Inc.	161,999	3,486
Corporate Office Properties Trust	60,723	1,440
Cousins Properties, Inc.	81,851	1,750
CubeSmart LP	121,298	5,606
Douglas Emmett, Inc.	94,862	1,170
EastGroup Properties, Inc.	23,538	3,891
EPR Properties	40,521	1,544
First Industrial Realty Trust, Inc.	71,378	3,797
Healthcare Realty Trust, Inc.	205,553	3,973
Highwoods Properties, Inc.	56,825	1,318
Independence Realty Trust, Inc.	120,914	1,938
Jones Lang LaSalle, Inc. *	25,637	3,730
Kilroy Realty Corp.	56,920	1,844
Kite Realty Group Trust	118,340	2,476
Lamar Advertising Co. - Class A	47,134	4,708
Life Storage, Inc.	45,909	6,018
The Macerich Co.	116,027	1,230
Medical Properties Trust, Inc.	323,529	2,660
National Retail Properties, Inc.	98,014	4,327
National Storage Affiliates Trust	45,644	1,907
Omega Healthcare Investors, Inc.	126,523	3,468
Park Hotels & Resorts, Inc.	121,454	1,501
Physicians Realty Trust	123,283	1,841
PotlatchDeltic Corp.	43,631	2,160
Rayonier, Inc.	79,554	2,646
Rexford Industrial Realty, Inc.	102,147	6,093
Sabra Health Care REIT, Inc.	124,750	1,435
Spirit Realty Capital, Inc.	75,432	3,005
Vornado Realty Trust	87,034	1,338

Total		88,459

Common Stocks (98.9%)	Shares/ Par +	Value $ (000’s)
Utilities (3.8%)
ALLETE, Inc.	30,874	1,987
Black Hills Corp.	35,153	2,218
Essential Utilities, Inc.	128,923	5,627
Hawaiian Electric
Industries, Inc.	59,129	2,271
IDACORP, Inc.	27,311	2,959
National Fuel Gas Co.	49,581	2,863
New Jersey Resources Corp.	52,309	2,783
NorthWestern Corp.	31,206	1,806
OGE Energy Corp.	108,131	4,072
ONE Gas, Inc.	29,244	2,317
Ormat Technologies, Inc.	28,344	2,403
PNM Resources, Inc.	46,362	2,257
Portland General Electric Co.	48,220	2,357
Southwest Gas Holdings, Inc.	35,101	2,192
Spire, Inc.	28,382	1,991
UGI Corp.	113,187	3,934

Total		44,037

Total Common Stocks (Cost: $904,630)		1,158,337

Short-Term Investments (0.1%)
Governments (0.1%)
US Treasury 0.000%, 5/11/23 b	1,255,000	1,249

Total		1,249

Total Short-Term Investments (Cost: $1,249)		1,249

Total Investments (99.0%) (Cost: $905,879)@		1,159,586

Other Assets, Less Liabilities (1.0%)		11,477

Net Assets (100.0%)		1,171,063

Index 400 Stock Portfolio

Exchange Traded or Centrally Cleared Derivatives

Futures

Issuer	Long/ Short	Currency	Notional Par (000’s)	Number of Contracts	Expiration Date	Notional Value (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Variation Margin (000’s)
E-Mini S&P MidCap 400 Futures	Long	USD	5	51	6/23	$12,901	$386	$224

							$386	$224

	Financial Derivative Assets				Financial Derivative Liabilities
Market Value
	Variation Margin (000’s)			Variation Margin (000’s)			(000’s)
	Swaps	Futures	Total	Swaps	Futures	Total	Options
Total Exchange-Traded or	$ –	$ 224	$ 224	$ –	$ –	$ –	$ –
Centrally Cleared Derivatives

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
b	Part or all of the security has been pledged as collateral.
@

At March 31, 2023, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $905,879 and the net unrealized appreciation of investments based on that cost was $254,093 which is comprised of $337,631 aggregate gross unrealized appreciation and $83,538 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at March 31, 2023.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 -Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)

Assets:
Common Stocks	$1,158,337	$—	$—
Short-Term Investments	—	1,249	—
Other Financial Instruments^
Futures	386	—	—

Total Assets:	$1,158,723	$1,249	$—

^ Other financial instruments are derivative instruments such as futures and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Abbreviations

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
ICE	Intercontinental Exchange
SONIO	Sterling Overnight Interbank Average Rate
DAC	Designated Activity Company
TBA	To Be Announced
OIS	Overnight Index Swaps
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
RUB	Russian Ruble
SAR	SAR
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

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